Not FDIC Insured May Lose Value No Bank Guarantee
188-Q3PH

Schedule of Investments
(unaudited)
Templeton China World Fund 2
Notes to Schedule of Investments 5

Templeton China World Fund
Schedule of Investments (unaudited), May 31, 2023
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks 100.6%
Advertising 0.3%
a,b
Mobvista, Inc., 144A, Reg S ............................. China 631,000 $ 298,352
a
Air Freight & Logistics 1.6%
SF Holding Co. Ltd., A .................................. China 207,830 1,384,989
Apparel, Accessories & Luxury Goods 4.1%
ANTA Sports Products Ltd. .............................. China 352,667 3,604,458
Automobile Manufacturers 1.1%
BYD Co. Ltd., H ...................................... China 26,000 785,124
Geely Automobile Holdings Ltd. ........................... China 162,365 189,152
974,276
Automotive Parts & Equipment 1.7%
Minth Group Ltd. ...................................... China 578,385 1,446,902
Biotechnology 0.8%
a,b
Innovent Biologics, Inc., 144A, Reg S ...................... China 147,798 693,392
a
Brewers 2.6%
China Resources Beer Holdings Co. Ltd. .................... China 360,157 2,273,486
Broadline Retail 14.7%
a
Alibaba Group Holding Ltd. .............................. China 996,057 9,913,011
JD.com, Inc., A ....................................... China 177,640 2,894,004
12,807,015
Commodity Chemicals 2.6%
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 393,994 2,267,388
Construction Machinery & Heavy Transportation Equipment 1.4%
Weichai Power Co. Ltd., H .............................. China 896,189 1,216,762
Construction Materials 2.0%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., A ...... China 471,520 1,741,163
Distillers & Vintners 4.6%
Kweichow Moutai Co. Ltd., A ............................. China 7,950 1,823,403
Luzhou Laojiao Co. Ltd., A ............................... China 36,467 1,048,711
Wuliangye Yibin Co. Ltd., A .............................. China 51,931 1,179,326
4,051,440
Diversified Banks 6.1%
China Merchants Bank Co. Ltd., H ......................... China 776,125 3,609,053
b
Postal Savings Bank of China Co. Ltd., H, 144A, Reg S ......... China 2,782,173 1,748,041
5,357,094
Diversified Metals & Mining 0.5%
CMOC Group Ltd., H ................................... China 838,619 438,534
Electrical Components & Equipment 3.9%
Contemporary Amperex Technology Co. Ltd., A ............... China 69,053 2,149,217
GoodWe Technologies Co. Ltd., A ......................... China 37,300 1,222,890
3,372,107
Electronic Components 2.0%
Luxshare Precision Industry Co. Ltd., A ..................... China 458,499 1,760,565
Financial Exchanges & Data 3.1%
East Money Information Co. Ltd., A ........................ China 466,688 921,336

Templeton China World Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Financial Exchanges & Data (continued)
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 49,867 $ 1,826,210
2,747,546
Health Care Facilities 1.0%
Aier Eye Hospital Group Co. Ltd., A ........................ China 218,621 825,426
Health Care Services 0.8%
a,b
New Horizon Health Ltd., 144A, Reg S ..................... China 184,923 664,303
a
Heavy Electrical Equipment 1.3%
NARI Technology Co. Ltd., A ............................. China 297,500 1,146,971
Interactive Home Entertainment 5.2%
NetEase, Inc. ........................................ China 269,129 4,577,515
Interactive Media & Services 18.0%
a
Baidu, Inc., ADR ...................................... China 13,986 1,718,180
a,b
Kuaishou Technology, 144A, Reg S ........................ China 71,300 483,821
Tencent Holdings Ltd. .................................. China 342,848 13,567,811
15,769,812
Life & Health Insurance 4.4%
Ping An Insurance Group Co. of China Ltd., H ................ China 603,043 3,826,977
Life Sciences Tools & Services 3.8%
a,b
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 116,031 954,349
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 463,798 2,374,512
3,328,861
Other Specialty Retail 1.9%
China Tourism Group Duty Free Corp. Ltd., A ................ China 97,757 1,692,986
Pharmaceuticals 1.7%
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A ................. China 233,300 1,494,081
Real Estate Development 0.9%
China Resources Land Ltd. .............................. China 214,867 804,227
Restaurants 6.1%
a,b
Meituan Dianping, B, 144A, Reg S ........................ China 342,397 4,807,630
Yum China Holdings, Inc. ............................... China 8,860 500,235
5,307,865
Semiconductors 2.4%
a,b
Hua Hong Semiconductor Ltd., 144A, Reg S ................. China 530,183 1,716,455
a
Sino Wealth Electronic Ltd., A ............................ China 89,995 385,222
2,101,677
Total Common Stocks (Cost $91,130,464) ......................................
87,976,170

Templeton China World Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 7 .
Short Term Investments 0.0%
†
a A
Country Shares
a
Value
a a a a a a
Money Market Funds 0.0%
†
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 4.621% .... United States 3,801 $ 3,801
Total Money M arket Funds (Cost $3,801) .......................................
3,801
Total Short Term Investments (Cost $3,801 ) ....................................
3,801
a
Total Investments (Cost $91,134,265) 100.6% ...................................
$87,979,971
Other Assets, less Liabilities (0.6)% ...........................................
(533,352)
Net Assets 100.0% ...........................................................
$87,446,619
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $13,740,855, representing 15.7% of net assets.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton China World Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Fund's portfolio securities to the latest indications of fair value at 4 p.m Eastern time. At May 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton China World Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2023, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton China World Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.621% $ 284 $ 17,546,943 $ (17,543,426) $ — $ — $ 3,801 3,801 $ 44,415
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.621% $959,042 $8,450,252 $(9,409,294) $— $— $— — $10,961
Total Affiliated Securities ... $959,326 $25,997,195 $(26,952,720) $— $— $3,801 $55,376
2. Financial Instrument Valuation
(continued)

Templeton China World Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton China World Fund
Assets:
Investments in Securities:
Common Stocks :
Advertising ........................... $ — $ 298,352 $ — $ 298,352
Air Freight & Logistics ................... — 1,384,989 — 1,384,989
Apparel, Accessories & Luxury Goods ....... — 3,604,458 — 3,604,458
Automobile Manufacturers ............... — 974,276 — 974,276
Automotive Parts & Equipment ............ — 1,446,902 — 1,446,902
Biotechnology ......................... — 693,392 — 693,392
Brewers ............................. — 2,273,486 — 2,273,486
Broadline Retail ....................... — 12,807,015 — 12,807,015
Commodity Chemicals .................. — 2,267,388 — 2,267,388
Construction Machinery & Heavy Transportation
Equipment .......................... — 1,216,762 — 1,216,762
Construction Materials .................. — 1,741,163 — 1,741,163
Distillers & Vintners ..................... — 4,051,440 — 4,051,440
Diversified Banks ...................... — 5,357,094 — 5,357,094
Diversified Metals & Mining ............... — 438,534 — 438,534
Electrical Components & Equipment ........ — 3,372,107 — 3,372,107
Electronic Components .................. — 1,760,565 — 1,760,565
Financial Exchanges & Data .............. — 2,747,546 — 2,747,546
Health Care Facilities ................... — 825,426 — 825,426
Health Care Services ................... — 664,303 — 664,303
Heavy Electrical Equipment .............. — 1,146,971 — 1,146,971
Interactive Home Entertainment ........... — 4,577,515 — 4,577,515
Interactive Media & Services .............. 1,718,180 14,051,632 — 15,769,812
Life & Health Insurance .................. — 3,826,977 — 3,826,977
Life Sciences Tools & Services ............ — 3,328,861 — 3,328,861
Other Specialty Retail ................... — 1,692,986 — 1,692,986
Pharmaceuticals ....................... — 1,494,081 — 1,494,081
Real Estate Development ................ — 804,227 — 804,227
Restaurants .......................... 500,235 4,807,630 — 5,307,865
Semiconductors ....................... — 2,101,677 — 2,101,677
Short Term Investments ................... 3,801 — — 3,801
Total Investments in Securities ........... $2,222,216 $85,757,755
a
$— $87,979,971
a
Includes foreign securities valued at $85,757,755, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.